Form N-1A Supplement	Jul. 16, 2026
Venerable US Small Cap Fund | Venerable US Small Cap Fund
Prospectus [Line Items]
Supplement to Prospectus [Text Block]

VENERABLE VARIABLE INSURANCE TRUST

Venerable US Small Cap Fund

Venerable International Equity Fund

Venerable Moderate Appreciation Allocation Fund

Venerable Appreciation Allocation Fund

SUPPLEMENT DATED JULY 16, 2026, TO THE PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION DATED APRIL 29, 2026

This Supplement updates certain information contained in the Prospectus and Statement of Additional Information (“SAI”) dated April 29, 2026, of the Venerable US Small Cap Fund, Venerable International Equity Fund, Venerable Moderate Appreciation Allocation Fund, and Venerable Appreciation Allocation Fund (each a “Fund”, collectively, the “Funds”), each a series of Venerable Variable Insurance Trust (the “Trust”). You should read this Supplement in conjunction with the Funds’ Prospectus and SAI and retain it for future reference. You may obtain these documents, free of charge, by writing to the Trust at 1475 Dunwoody Drive, Suite 200, West Chester, PA 19380, or you can view, download, and print the documents at the Trust’s website at https://docs.venerable.com/#/venerable-variable-insurance-trust.

Effective immediately, the following changes are being made to the Funds’ Prospectus and SAI:

Venerable International Equity Fund | Venerable International Equity Fund
Prospectus [Line Items]
Supplement to Prospectus [Text Block]

VENERABLE VARIABLE INSURANCE TRUST

Venerable US Small Cap Fund

Venerable International Equity Fund

Venerable Moderate Appreciation Allocation Fund

Venerable Appreciation Allocation Fund

SUPPLEMENT DATED JULY 16, 2026, TO THE PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION DATED APRIL 29, 2026

This Supplement updates certain information contained in the Prospectus and Statement of Additional Information (“SAI”) dated April 29, 2026, of the Venerable US Small Cap Fund, Venerable International Equity Fund, Venerable Moderate Appreciation Allocation Fund, and Venerable Appreciation Allocation Fund (each a “Fund”, collectively, the “Funds”), each a series of Venerable Variable Insurance Trust (the “Trust”). You should read this Supplement in conjunction with the Funds’ Prospectus and SAI and retain it for future reference. You may obtain these documents, free of charge, by writing to the Trust at 1475 Dunwoody Drive, Suite 200, West Chester, PA 19380, or you can view, download, and print the documents at the Trust’s website at https://docs.venerable.com/#/venerable-variable-insurance-trust.

Effective immediately, the following changes are being made to the Funds’ Prospectus and SAI: